CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Income Statement [Abstract]
Revenue	$ 156,011	$ 154,419
Cost of revenue	119,095	93,260
GROSS PROFIT	36,916	61,159
Operating expenses:
Research and development	6,607	5,545
Selling, general and administrative	27,912	22,915
Total operating expenses	34,519	28,460
OPERATING INCOME	2,397	32,699
Equity loss from investment in affiliates	93	447
Other income (expense), net	65	(96)
INCOME BEFORE INCOME TAX EXPENSE	2,369	32,156
Income tax expense	2,414	3,215
NET INCOME (LOSS)	(45)	28,941
Net income (loss) attributable to non-controlling interests	(52)	6,273
NET INCOME ATTRIBUTABLE TO ICTS INTERNATIONAL N.V.	7	22,668
BASIC AND DILUTED NET INCOME ATTRIBUTABLE TO ICTS INTERNATIONAL N.V. PER SHARE
Net income attributable to ICTS International N.V.	7	22,668
Less deemed dividend attributable to redeemable non-controlling interests	0	10,102
Net income available to ICTS International N.V. Shareholders	$ 7	$ 12,566
Basic weighted average number of shares	37,433,333	37,433,333
Net Income per share attributable to ICTS International N.V. - basic	$ 0.00	$ 0.34
Diluted weighted average number of shares	40,108,529	40,231,313
Net income per share attributable to ICTS International N.V. - diluted	$ 0.00	$ 0.31
COMPREHENSIVE INCOME (LOSS)
Net income (loss)	$ (45)	$ 28,941
Other comprehensive loss - translation adjustments	(314)	(484)
Unrealized gains (losses) on derivative instruments	(352)	0
Comprehensive income (loss)	(711)	28,457
Comprehensive income (loss) attributable to non controlling interests	(38)	6,817
COMPREHENSIVE INCOME (LOSS) ATTRUBUTABLE TO ICTS INTERNATIONAL N.V.	$ (673)	$ 21,640